Hartford Long/Short Global Equity Fund
Hartford Long/Short Global Equity Fund Summary Section

JULY 31, 2018

SUPPLEMENT TO

hartford ALTERNATIVE funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)

Under the heading “Hartford Long/Short Global Equity Fund Summary Section – Past Performance - Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns.

The table below shows returns for the Fund over time compared to those of two broad-based market indices and a blended benchmark. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Average annual total returns for periods ending December 31, 2017 (including sales charges)
Average Annual Total Returns - Hartford Long/Short Global Equity Fund		Average Annual Returns, Label	1 Year	Since Inception	Inception Date
Class A	[1]	Class A – Return Before Taxes	10.64%	5.16%	Aug. 29, 2014
Class A | After Taxes on Distributions	[1]	Class A – After Taxes on Distributions	9.62%	4.75%	Aug. 29, 2014
Class A | After Taxes on Distributions and Sales	[1]	Class A – After Taxes on Distributions and Sale of Fund Shares	6.86%	3.96%	Aug. 29, 2014
Class T	[1]	Class T – Return Before Taxes	14.16%	6.95%	Aug. 29, 2014
Class C	[1]	Class C – Return Before Taxes	15.91%	6.36%	Aug. 29, 2014
Class I	[1]	Class I – Return Before Taxes	17.14%	7.15%	Aug. 29, 2014
Class Y	[1]	Class Y – Return Before Taxes	17.29%	7.22%	Aug. 29, 2014
Class F	[1]	Class F – Return Before Taxes	17.22%	7.17%	Aug. 29, 2014
MSCI All Country World (ACWI) Index (Net)	[1]	MSCI All Country World (ACWI) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	23.97%	7.38%	Aug. 29, 2014
60% MSCI ACWI Small Cap Index (Net)/ 40% ICE BofAML US 3-Month Treasury Bill Index	[1]	60% MSCI ACWI Small Cap Index (Net)/ 40% ICE BofAML US 3-Month Treasury Bill Index	14.12%	5.36%	Aug. 29, 2014
HFRX Equity Hedge Index	[1]	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	9.98%	2.22%	Aug. 29, 2014
[1]	Effective July 31, 2018, the Fund changed its secondary benchmark, HFRX Equity Hedge Index, to the following blended benchmark: 60% MSCI ACWI Small Cap Index (Net)/ 40% ICE BofAML US 3-Month Treasury Bill Index. The blended benchmark is calculated by the Investment Manager.

This Supplement should be retained with your Statutory Prospectus for future reference.